UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 07/31/06


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      51
Form 13F Information Table Value Total:       $155,897


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     5050    94880 SH       DEFINED                 92885        0     1995
American Intl Group Inc        COM              026874107     6371   107896 SH       DEFINED                104701        0     3195
Amgen Inc                      COM              031162100     1970    30200 SH       DEFINED                 28835        0     1365
Authentidate Holding Corp      COM              052666104       27    10000 SH       DEFINED                     0        0    10000
Automatic Data Processing Inc  COM              053015103     5614   123802 SH       DEFINED                120182        0     3620
Avery Dennison Corp            COM              053611109     4493    77394 SH       DEFINED                 74529        0     2865
BP P.L.C. Spons ADR            COM              055622104     1601    22997 SH       DEFINED                 22497        0      500
Capital One Finl Corp          COM              14040H105     2667    31210 SH       DEFINED                 30350        0      860
Carnival Corp                  COM              143658300     4351   104241 SH       DEFINED                101881        0     2360
Caterpillar Inc                COM              149123101      220     2960 SH       SOLE                     2960        0        0
Chevron Corp New               COM              166764100      583     9400 SH       DEFINED                  7254        0     2146
Citigroup Inc                  COM              172967101     1202    24921 SH       SOLE                    24921        0        0
Devon Energy Corp              COM              25179M103     4469    73972 SH       DEFINED                 71466        0     2506
Disney Walt Co.                COM              254687106     3300   109995 SH       DEFINED                107545        0     2450
EMC Corporation                COM              268648102     1910   174078 SH       DEFINED                166018        0     8060
Electronic Arts                COM              285512109     1780    41350 SH       DEFINED                 40425        0      925
Exxon Mobil Corp               COM              30231G102     3554    57929 SH       DEFINED                 56529        0     1400
Fannie Mae                     COM              313586109     2262    47017 SH       DEFINED                 45992        0     1025
First Data Corp                COM              319963104      322     7159 SH       SOLE                     7159        0        0
Gannett Company Inc            COM              364730101      559    10000 SH       SOLE                    10000        0        0
General Electric Co            COM              369604103     8658   262691 SH       DEFINED                256616        0     6075
Heinz H J Co                   COM              423074103      223     5400 SH       SOLE                     5400        0        0
Hewlett-Packard Co             COM              428236103     5653   178428 SH       DEFINED                173083        0     5345
Intl Business Machines         COM              459200101     4511    58719 SH       DEFINED                 56094        0     2625
JPMorgan Chase & Co            COM              46625H100     4649   110699 SH       DEFINED                107249        0     3450
Johnson & Johnson              COM              478160104     4784    79840 SH       DEFINED                 77915        0     1925
Marsh & McLennan Cos Inc       COM              571748102      307    11400 SH       SOLE                    11400        0        0
Marriott Intl. Inc. CL A       COM              571903202      274     7180 SH       SOLE                     7180        0        0
McDonalds Corp                 COM              580135101      438    13040 SH       SOLE                    13040        0        0
Medtronic Inc                  COM              585055106     1768    37689 SH       DEFINED                 36639        0     1050
Microsoft Corp                 COM              594918104     3317   142355 SH       DEFINED                138150        0     4205
Motorola Inc                   COM              620076109     3134   155535 SH       DEFINED                152535        0     3000
Nordstrom Inc                  COM              655664100     7618   208705 SH       DEFINED                203620        0     5085
Omnicom Group                  COM              681919106     6125    68756 SH       DEFINED                 66696        0     2060
Pall Corp                      COM              696429307     4258   152062 SH       DEFINED                148097        0     3965
Pepsico Inc                    COM              713448108     6103   101648 SH       DEFINED                 99198        0     2450
Pfizer Inc                     COM              717081103     1656    70574 SH       DEFINED                 67114        0     3460
Pitney-Bowes, Inc              COM              724479100     1115    27000 SH       SOLE                    27000        0        0
Procter & Gamble Company       COM              742718109     5705   102614 SH       DEFINED                100387        0     2227
Qualcomm Inc.                  COM              747525103      651    16235 SH       SOLE                    16235        0        0
Raytheon Co New                COM              755111507      470    10550 SH       SOLE                    10550        0        0
Royal Dutch Shell Plc Cl A Adr COM              780259206      498     7436 SH       SOLE                     7436        0        0
Sara Lee Corp                  COM              803111103      485    30285 SH       SOLE                    30285        0        0
Schlumberger Limited           COM              806857108     8387   128819 SH       DEFINED                125439        0     3380
Swift Energy Co                COM              870738101     3906    90984 SH       DEFINED                 88359        0     2625
Teva Pharmaceutical Inds ADR   COM              881624209     2135    67580 SH       DEFINED                 65720        0     1860
Texas Instruments Incorporated COM              882508104      485    16000 SH       SOLE                    16000        0        0
Vodafone Group Sponsored ADR   COM              92857W100     2144   100666 SH       DEFINED                 98261        0     2405
Wal Mart Stores Inc            COM              931142103     6848   142166 SH       DEFINED                138526        0     3640
Walgreen Co.                   COM              931422109     6735   150209 SH       DEFINED                147929        0     2280
Wyeth Corp                     COM              983024100      552    12426 SH       SOLE                    12426        0        0